STOCK-BASED COMPENSATION - Restricted Stock Units - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - Restricted stock units	9 Months Ended
Sep. 30, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Unvested RSUs | shares	52,735
Weighted Average Grant Date Price for Unvested RSUs | $ / shares	$ 13.37
Weighted Average Remaining Contractual Life	1 year 6 months
Number of Vested RSUs | shares	0
Weighted Average Grant Date Price for Vested RSUs | $ / shares	$ 0.00